Net debt (Tables)	12 Months Ended
Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Reconciliation of net cash flow to movement in net debt
Reconciliation of net cash flow to movement in net debt

	2020	2019	2018
	£m	£m	£m
Decrease in cash and cash equivalents	(183)	(80)	(807)
Decrease in financial investments	(7)	(822)	(5,953)
Increase/(decrease) in borrowings and related derivatives¹	(23)	(708)	1,209
Net interest paid on the components of net debt²	888	866	808
Change in debt resulting from cash flows	675	(744)	(4,743)
Changes in fair value of financial assets and liabilities and exchange movements	(1,081)	(1,648)	2,098
Net interest charge on the components of net debt	(1,097)	(1,076)	(1,017)
Other non-cash movements	(84)	(27)	(66)
Movement in net debt (net of related derivative financial instruments) in the year	(1,587)	(3,495)	(3,728)
Net debt (net of related derivative financial instruments) at start of year	(26,529)	(23,002)	(19,274)
Impact of transition to IFRS 16 (2019: IFRS 9)	(474)	(32)	—
Net debt (net of related derivative financial instruments) at end of year	(28,590)	(26,529)	(23,002)

Schedule of components of net debt
Net debt is comprised as follows:

	2020	2019	2018
	£m	£m	£m
Cash, cash equivalents and financial investments	2,071	2,233	3,023
Borrowings	(30,794)	(28,730)	(26,625)
Financing derivatives¹	133	(32)	600
	(28,590)	(26,529)	(23,002)

1.	The financing derivatives balance included in net debt excludes the commodity derivatives (see note 17).

2.	Excludes £6 million (2019: £23 million; 2018: £27 million) cash interest from the Quadgas shareholder loan included within discontinued operations in the cash flow statement.

Schedule of changes in net debt
Analysis of changes in net debt

	Cash and cash equivalents £m	Financial investments £m	Borrowings £m	Financing derivatives £m	Total[1] £m
At 1 April 2017	1,139	8,741	(28,638)	(516)	(19,274)
Cash flow	(807)	(5,983)	2,108	(61)	(4,743)
Fair value gains and losses and exchange movements	(3)	(149)	1,088	1,162	2,098
Interest income/(charges)	—	85	(1,117)	15	(1,017)
Other non-cash movements	—	—	(66)	—	(66)
At 31 March 2018	329	2,694	(26,625)	600	(23,002)
Impact of transition to IFRS 9	—	—	(32)	—	(32)
At 1 April 2018 (as restated)	329	2,694	(26,657)	600	(23,034)
Cash flow	(80)	(846)	(240)	422	(744)
Fair value gains and losses and exchange movements	3	93	(733)	(1,011)	(1,648)
Interest income/(charges)	—	29	(1,062)	(43)	(1,076)
Other non-cash movements	—	11	(38)	—	(27)
At 1 April 2019	252	1,981	(28,730)	(32)	(26,529)
Impact of transition to IFRS 16	—	—	(474)	—	(474)
Cash flow	(183)	(42)	450	450	675
Fair value gains and losses and exchange movements	4	25	(864)	(246)	(1,081)
Interest income/(charges)	—	34	(1,092)	(39)	(1,097)
Other non-cash movements	—	—	(84)	—	(84)
At 31 March 2020	73	1,998	(30,794)	133	(28,590)
Balances at 31 March 2020 comprise:
Non-current assets	—	—	—	1,205	1,205
Current assets	73	1,998	—	62	2,133
Current liabilities	—	—	(4,072)	(254)	(4,326)
Non-current liabilities	—	—	(26,722)	(880)	(27,602)
	73	1,998	(30,794)	133	(28,590)

1.	Includes accrued interest at 31 March 2020 of £246 million (2019: £223 million; 2018: £197 million).

Reconciliation of cash flow from financing liabilities to cash flow statement
Reconciliation of cash flow from financing liabilities to cash flow statement

	2020	2019	2018
	£m	£m	£m
Cash flows per financing activities section of cash flow statement:
Proceeds received from loans	4,218	2,932	1,941
Repayment of loans	(3,253)	(1,969)	(2,156)
Payments of lease liabilities	(121)	(70)	(71)
Net movements in short-term borrowings	(424)	179	(764)
Net movements in derivatives	(187)	35	(267)
Interest paid	(957)	(914)	(853)
Cash flows per financing activities section of cash flow statement	(724)	193	(2,170)
Adjustments:
Non-net debt-related items	34	24	12
Derivative cash inflow in relation to capital expenditure	13	13	12
Derivative cash flows per investing section of cash flow statement	(223)	(412)	330
Discontinued operations	—	—	(231)
Cash flows relating to financing liabilities within net debt	(900)	(182)	(2,047)

Analysis of changes in net debt:
Borrowings	(450)	240	(2,108)
Financing derivatives	(450)	(422)	61
Cash flow movements relating to financing liabilities within net debt	(900)	(182)	(2,047)

Reconciliation of changes in liabilities arising from financing activities
As a result we have separately disclosed the reconciliation below, excluding derivatives associated with our net investment hedges, given that they are classified in the statement of cash flows within investing activities.

	Borrowings £m	Financing derivatives £m	Total £m
At 1 April 2017	(28,638)	16	(28,622)
Cash flow	2,108	281	2,389
Fair value gains and losses and exchange movements	1,088	222	1,310
Interest income/(charges)	(1,117)	34	(1,083)
Other non-cash movements	(66)	—	(66)
At 31 March 2018	(26,625)	553	(26,072)
Impact of transition to IFRS 9	(32)	—	(32)
At 1 April 2018 (as restated)	(26,657)	553	(26,104)
Cash flow	(240)	23	(217)
Fair value gains and losses and exchange movements	(733)	(334)	(1,067)
Interest charges	(1,062)	(14)	(1,076)
Other non-cash movements	(38)	—	(38)
At 1 April 2019	(28,730)	228	(28,502)
Impact of transition to IFRS 16	(474)	—	(474)
Cash flow	450	240	690
Fair value gains and losses and exchange movements	(864)	(231)	(1,095)
Interest charges	(1,092)	(9)	(1,101)
Other non-cash movements	(84)	—	(84)
At 31 March 2020	(30,794)	228	(30,566)